Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments for non-cancelable operating leases [Abstract]
2012	37,053,994
2013	22,414,142
2014	12,777,506
2015	6,758,654
2016	1,420,596
Thereafter	0
Total	80,424,892
Operating lease, rental expense [Abstract]
Operating lease, rental expense	66,208,557	45,744,187	25,704,016
Capital commitments [Abstract]
Outstanding Capital Commitments	335,300,000
Guarantee [Abstract]
Guarantee Arrangement	777,000,000